CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	(Accumulated deficits) retained earnings [Member]	Accumulated other comprehensive income [Member]	AirNet Technology Inc.'s shareholders' equity [Member]	Non-controlling interests [Member]	Total
Beginning Balance at Dec. 31, 2020	$ 152	$ 288,879	$ (2,351)	$ (286,365)	$ 31,308	$ 31,623	$ (32,981)	$ (1,358)
Beginning Balance, (in shares) at Dec. 31, 2020	3,738,527
Ordinary shares issued for share based compensation	$ 1	0	1,203	(1,204)	0	0	0	0
Ordinary shares issued for share based compensation, (in shares)	25,989
Shares issued for purchase of equipment	$ 28	8,922	0	0	0	8,950	0	8,950
Shares issued for purchase of equipment (in shares)	710,320
Share-based compensation	$ 0	186	0	0	0	186	0	186
Capital contribution	0	698	0	0	0	698	0	698
Foreign currency translation adjustment	0	0	0	0	377	377	0	377
Net income (loss)	0	0	0	(17,335)	0	(17,335)	(452)	(17,787)
Ending Balance at Dec. 31, 2021	$ 181	298,685	(1,148)	(304,904)	31,685	24,499	(33,433)	(8,934)
Ending Balance, shares at Dec. 31, 2021	4,474,836
Shares issued for purchase of equipment	$ 178	34,001	0	0	0	34,179	0	34,179
Shares issued for purchase of equipment (in shares)	4,448,851
Share-based compensation	$ 0	60	0	0	0	60	0	60
Foreign currency translation adjustment	0	0	0	0	359	359	0	359
Net income (loss)	0	0	0	(13,335)	0	(13,335)	1,024	(12,311)
Ending Balance at Dec. 31, 2022	$ 359	$ 332,746	$ (1,148)	$ (318,239)	$ 32,044	$ 45,762	$ (32,409)	$ 13,353
Ending Balance, shares at Dec. 31, 2022	8,923,687